Shareholders’ equity (Details Narrative)		12 Months Ended
	Apr. 14, 2026 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 EUR (€) shares	Nov. 01, 2024 $ / shares shares	Jul. 04, 2024 $ / shares shares	Jan. 01, 2024 EUR (€)
IfrsStatementLineItems [Line Items]
Proceeds from issuing shares			€ 2,323,000	€ 5,942,000	€ 3,001,000
Number of shares issued to broker | shares		107,500	107,500
Macquarie conversions			€ 574,000	916,000
Reverse split rounding
Keystone note conversion			1,938,000
July PIPE issuance & exercise			268,000
Service warrants			€ 172,000
Conversion of share ratio description		shares are convertible into Class A ordinary shares at a ratio of 1:10 subject to satisfaction of closing conditions	shares are convertible into Class A ordinary shares at a ratio of 1:10 subject to satisfaction of closing conditions
Conversion of preferred share | shares		41,713,270	41,713,270
Foreign currency translation reserve
Non-controlling interests
Quality industrial corp [member]
IfrsStatementLineItems [Line Items]
Changes in ownership interest						€ 1,813,000
Increase of arising from changes in ownership interest						416,000
Currently stated [member]
IfrsStatementLineItems [Line Items]
Foreign currency translation reserve						1,647,000
Non-controlling interests						5,111,000		€ 3,999,000
Currently stated [member] | Quality industrial corp [member]
IfrsStatementLineItems [Line Items]
Non-controlling interests						€ 2,229,000
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of warrant issued | shares						4,171,327
Preference shares series b [member] | QIND acquisition [member]
IfrsStatementLineItems [Line Items]
Share outstanding | shares						4,171,327
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Share outstanding | shares						2,288,291		654,953
Par value per share | $ / shares		$ 0.0035					$ 0.0035
Number of shares sold | shares		347,283	347,283	2,345,452
Proceeds from issuing shares		$ 2,708,022	€ 2,314,464
Commitment shares (in Shares) | shares		13,890	13,890
Commitment Shares			€ 306,000
Macquarie convertible note (in Shares) | shares		98,046	98,046
Macquarie conversions			€ 574,000
Reverse split rounding (in Shares) | shares		63,333	63,333
Reverse split rounding			€ 222,000
Keystone note conversion (in Shares) | shares		492,715	492,715
Keystone note conversion			€ 1,939,000
July PIPE issuance & exercise (in Shares) | shares		335,898	335,898
July PIPE issuance & exercise			€ 268,000
December PIPE reprice & exercise (in Shares) | shares		274,887	274,887
December PIPE reprice & exercise			€ 620,000
Service warrants (in Shares) | shares		7,286	7,286
Service warrants			€ 172,000
Number of warrant issued | shares									255,000	13,906
Warrant exercise price | $ / shares									$ 0.14	$ 1.6540
Class A ordinary shares [member] | H & P advisory limited [member]
IfrsStatementLineItems [Line Items]
Number of warrant issued | shares										398
Warrant exercise price | $ / shares										$ 57.89
Class A ordinary shares [member] | Bevilacqua p llc [member]
IfrsStatementLineItems [Line Items]
Number of warrant issued | shares						71,429
Warrant exercise price | $ / shares		$ 0.88
Exercise number of warrant after post reverse split | shares						7,286
Class A ordinary shares [member] | Bevilacqua p llc [member] | Non-adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Number of shares exercise | shares	71,429